CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit after income tax expense	$ 3,342	$ 3,196	$ 4,005
Profit after income tax expense, percentage movement from prior period	5.00%
Profit after income tax expense, percentage movement from same period of prior year	(17.00%)
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	$ (31)	(199)	(2)
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from prior period	(84.00%)
Cash flow hedging instruments	$ 452	(1,024)	389
Cash flow hedging instruments, percentage movement from same period of prior year	16.00%
Transferred to income statements:
Debt securities measured at FVOCI	$ 1	(60)	(65)
Cash flow hedging instruments	20	(24)	(285)
Loss allowance on debt securities measured at FVOCI	1		1
Exchange differences on translation of foreign operations (net of associated hedges)	(162)	(11)	378
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	$ 12	77	21
Debt securities measured at FVOCI, percentage movement from prior period	(84.00%)
Debt securities measured at FVOCI, percentage movement from same period of prior year	(43.00%)
Cash flow hedging instruments	$ (147)	315	(32)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	$ 16	15	(25)
Gains/(losses) on equity securities measured at FVOCI (net of tax), percentage movement from prior period	7.00%
Own credit adjustment on financial liabilities designated at fair value (net of tax)	$ (17)	(64)	43
Own credit adjustment on financial liabilities designated at fair value (net of tax), percentage movement from prior period	(73.00%)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	$ (55)	76	(181)
Remeasurement of defined benefit obligation recognised in equity (net of tax), percentage movement from same period in prior year	(70.00%)
Net other comprehensive income/(expense) (net of tax)	$ 90	(899)	242
Net other comprehensive income/(expense) (net of tax), percentage movement from same period of prior year	(63.00%)
Total comprehensive income/(expense)	$ 3,432	2,297	4,247
Total comprehensive income/(expense), percentage movement from prior period	49.00%
Total comprehensive income/(expense), percentage movement from same period of prior year	(19.00%)
Attributable to
Owners of WBC	$ 3,433	2,293	4,243
Owners of WBC, percentage movement from prior period	50.00%
Owners of WBC, percentage movement from same period of prior year	(19.00%)
NCI	$ (1)	4	4
Total comprehensive income/(expense)	$ 3,432	$ 2,297	$ 4,247
Total comprehensive income/(expense), percentage movement from prior period	49.00%
Total comprehensive income/(expense), percentage movement from same period of prior year	(19.00%)